Issued Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Issued Capital Text Block Abstract
Schedule of share capital
	December 31, 2022		December 31, 2021		December 31, 2020
	Number of shares	A$	Number of shares	A$	Number of shares	A$

Ordinary Shares fully paid	20,524,754	89,689,805	9,329,420	48,144,406	6,513,671	32,089,997

Schedule of ordinary share capital
	Company
	Number of Shares	A$
January 1, 2020	3,377,386	18,902,029
Issue of shares for cash	1,643,406	7,121,283
Issue of shares for conversion of debt	988,408	4,122,562
Issue of shares for services	4,471	23,249
Issue of shares for acquisition of shares in subsidiary companies	500,000	2,060,000
Legal expenses in respect of issuance of shares	-	(139,126)
December 31, 2020	6,513,671	32,089,997
Issue of shares for services	20,512	97,282
Issue of shares for cash	2,795,237	16,019,301
Legal expenses in respect of issuance of shares	-	(62,174)
December 31, 2021	9,329,420	48,144,406
Issuance of shares for execution of share options	2,200,000	5,082,000
Issuance of shares for cash	7,822,771	31,424,160
Issuance of shares on conversion of debts	1,172,563	5,039,239
December 31, 2022	20,524,754	89,689,805